Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating Activities
Net (loss)/ income	$ (58,802)	$ 35,954
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,440	29,177
Amortization and write-off of deferred finance fees and bond premium	2,579	1,864
Amortization of dry dock and special survey costs	1,827	1,319
Stock based compensation	0	528
Gain on sale of vessel	0	(2,282)
Equity/ (loss) in net earnings of affiliates, net of dividends received	58,413	(833)
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	20	1,404
Decrease/ (increase) in accounts receivable	9,484	(1,737)
Decrease/ (increase) in due from related parties, short-term	6,047	(3,824)
Decrease/ (increase) in restricted cash	33	(64)
Increase in other long term assets	0	(3,930)
Increase in due from related parties, long-term	(15,979)	(6,430)
Decrease in accounts payable	(433)	(387)
Increase in accrued expenses	554	3,409
Payments for dry dock and special survey costs	(4,928)	(2,324)
Increase in due to related parties, short-term	5,937	0
Decrease in deferred revenue	(53)	(1,607)
Net cash provided by operating activities	33,139	50,237
Investing Activities
Loans receivable from affiliates	(9,061)	(4,275)
Dividends received from affiliates	7,197	2,853
Investment in affiliates	(84)	0
Net cash proceeds from sale of vessel	0	18,449
Net cash (used in)/ provided by investing activities	(1,948)	17,027
Financing Activities
Loan proceeds, net of deferred finance costs	49,764	0
Loan repayments	(63,226)	(34,682)
Dividend paid	(15,812)	(15,851)
Decrease in restricted cash	2,085	0
Redemption of convertible shares and puttable common stock	(1,750)	(2,000)
Net cash used in financing activities	(28,939)	(52,533)
Net increase in cash and cash equivalents	2,252	14,731
Cash and cash equivalents, beginning of period	49,292	54,805
Cash and cash equivalents, end of period	51,544	69,536
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	35,851	36,187
Non-cash investing activities
Accrued interest on loan to affiliate	3,512	1,078
Non-cash financing activities
Stock based compensation	$ 0	$ 528